Cover	May 07, 2024
Cover [Abstract]
Entity Registrant Name	Golub Capital Direct Lending Unlevered Corporation
Document Type	8-K
Document Period End Date	May 07, 2024
Local Phone Number	750-6060
City Area Code	212
Entity Address, Address Line One	200 Park Avenue,
Entity Address, Address Line Two	25th Floor,
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166
Entity Ex Transition Period	true
Entity Emerging Growth Company	true
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001901606
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Securities Act File Number	814-01505
Entity Tax Identification Number	88-1632039